Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2015	Apr. 30, 2014	Dec. 17, 2004
Accounting Policies [Abstract]
Minority interest in consolidated subsidiaries, less than:						100.00%
Ownership in all consolidated subsidiaries						100.00%
Write down of certain patents			$ 440,780
Write down or disposal of certain long-lived assets	$ 706,590	$ 745,172	2,945,079
Deferred revenue	223,662	224,843		$ 223,662	$ 223,662
Grant revenue received, recorded as deferred revenue	$ 0	$ 0	$ 0
Tax benefit sustained upon settlement, minimum	50.00%